Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2014	5,688,927
Balances at Dec. 31, 2014	$ 6	$ 7,264	$ (8,569)	$ (17)	$ (1,316)
Conversion of convertible promissory notes (in shares)	50,194
Conversion of convertible promissory notes		226			226
Share-based compensation		933			$ 933
Exercise of common stock options (in shares)	647,634				2,590,536
Exercise of common stock options	$ 1	692			$ 693
Exercise of stock purchase warrants (in shares)	500,000
Exercise of stock purchase warrants		375			375
Net loss			(4,927)		(4,927)
Foreign currency translation adjustment, net of taxes of $0				30	30
Balances (in shares) at Dec. 31, 2015	29,892,806
Balances at Dec. 31, 2015	$ 30	10,943	(13,667)	13	(2,681)
Share-based compensation		902			$ 902
Exercise of common stock options (in shares)
Exercise of stock purchase warrants (in shares)	50,000
Exercise of stock purchase warrants		42			$ 42
Net loss			(5,112)		(5,112)
Foreign currency translation adjustment, net of taxes of $0				63	63
Balances (in shares) at Dec. 31, 2016	32,201,306
Balances at Dec. 31, 2016	$ 3	14,058	(18,779)	76	(4,642)
Conversion of convertible promissory notes (in shares)	385,000
Conversion of convertible promissory notes	$ 1	5,840			5,841
Conversion of demand notes (in shares)	33,332
Conversion of demand notes		993			993
Charge for fair market value of beneficial conversion feature		2,954			2,954
Share-based compensation		1,167			$ 1,167
Exercise of common stock options (in shares)	22,000				22,000
Exercise of common stock options		28			$ 28
Exercise of stock purchase warrants (in shares)	10,000
Exercise of stock purchase warrants		19			19
Net loss			(8,213)		(8,213)
Foreign currency translation adjustment, net of taxes of $0				(246)	(246)
Balances (in shares) at Sep. 30, 2017	3,670,432
Balances at Sep. 30, 2017	$ 4	$ 25,059	$ (26,992)	$ (170)	$ (2,099)